Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	7 Months Ended	12 Months Ended	13 Months Ended	19 Months Ended	25 Months Ended	31 Months Ended	37 Months Ended	43 Months Ended	49 Months Ended
	Apr. 23, 2021	May 31, 2021	Nov. 30, 2021	May 31, 2025	May 31, 2022	Nov. 30, 2022	May 31, 2023	Nov. 30, 2023	May 31, 2024	Nov. 30, 2024	May 31, 2025
Capital Group Central Corporate Bond Fund (Class M)
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group Central Corporate Bond Fund — Class M
Accumulated Value	$ 10,000	$ 10,000	$ 10,169		$ 8,991	$ 8,647	$ 8,881	$ 8,937	$ 9,213	$ 9,700	$ 9,745
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,000	$ 10,015	$ 10,117		$ 9,191	$ 8,818	$ 8,994	$ 8,922	$ 9,112	$ 9,536	$ 9,609